Principal accounting policies - Statutory reserves (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Accounting Policies [Abstract]
Percentage of after tax net income transferred to statutory general reserve	10.00%	10.00%	10.00%
Limit of statutory reserve fund as a percentage of registered capital, after which allocations to statutory reserve fund are no longer required	50.00%	50.00%	50.00%